                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-03324

--------------------------------------------------------------------------------

                          The Guardian Cash Fund, Inc.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004

--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



Frank L. Pepe                                     Thomas G. Sorell
The Guardian Cash Fund, Inc.                      The Guardian Cash Fund, Inc.
7 Hanover Square                                  7 Hanover Square
New York, N.Y. 10004                              New York, N.Y. 10004


--------------------------------------------------------------------------------
                    (Name and address of agents for service)


       Registrant's telephone number, including area code: (800) 221-3253

--------------------------------------------------------------------------------


                      Date of fiscal year end: December 31

--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2004

--------------------------------------------------------------------------------

/ /   THE GUARDIAN CASH FUND                                   SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS

--------------------------------------------------------------------------------


[PHOTO]
Alexander M. Grant, Jr.
Portfolio Manager

OBJECTIVE:
Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

PORTFOLIO:
Short-term money
market instruments

INCEPTION:
November 10, 1981

NET ASSETS AT
JUNE 30, 2004:
$328,026,614

PORTFOLIO STATISTICS (AS OF 6/30/04)

 YIELDS:                                 AVERAGE MATURITY:
 Current 7 Day Yield 0.60%               Average Maturity (days) 27
 Effective 7 Day Yield 0.60%

SECTOR ALLOCATION (AS OF 6/30/04)

                                                                        THE GUARDIAN CASH FUND
                                                                        ----------------------
Repurchase Agreements                                                            10.70%
Taxable Municipals                                                               26.17%
Commercial Paper                                                                 63.13%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/04)


                                YEAR       1      3      5      10    SINCE INCEPTION
                                TO DATE    YR    YRS    YRS    YRS    11/10/1981
 The Guardian Cash Fund          0.26%    0.54%  1.14%  2.84%  3.95%       5.67%
 Lehman Brothers 3-Month
   Treasury Bill Index           0.47     0.97   1.71   3.31   4.36        5.89

--------------------------------------------------------------------------------

ABOUT INFORMATION CONTAINED IN THIS REPORT:

  - ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within 7 business days of the most recent month end), please call us at 1-800-221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

  - It is important to consider the Fund's investment objectives, risks, fees and expenses carefully before investing. All funds involve some risk, including possible loss of principal amount invested.

  - Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.

  - Shares of The Guardian Cash Fund are not issued or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association
    (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $10.00 per share, it is possible to lose money by investing in the Fund.

  - The Lehman Brothers 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

  - Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units. Please refer to the Financial Statements, accompanying Notes to Financial Statements, and Financial Highlights sections of this report for specific information about the fees and expenses borne by the Fund.
--------------------------------------------------------------------------------

/ /  The Guardian Cash Fund, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2004 (Unaudited)



CORPORATE BONDS -- 1.7%
Principal                                    Maturity
Amount                                           Date          Value
--------------------------------------------------------------------
CAPITAL MARKETS -- 1.6%
$ 5,000,000   Goldman Sachs Group, Inc.
                7.50%                       1/28/2005   $  5,175,594
--------------------------------------------------------------------
FINANCIAL-BANKS -- 0.1%
    300,000   First America Bank Corp.
                7.75%                       7/15/2004        300,737
--------------------------------------------------------------------
              TOTAL CORPORATE BONDS
                 (COST $5,476,331)                         5,476,331
--------------------------------------------------------------------
MUNICIPAL BOND -- 1.2%
$ 4,000,000   Connecticut St. Ref. Ser. B
                5.97%                        8/1/2004
                (COST $4,015,560)                       $  4,015,560
--------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES -- 5.5%
U.S. GOVERNMENT AGENCY SECURITIES -- 5.5%
              FHLB
$ 4,000,000     1.125%                      10/1/2004   $  3,999,045
  4,000,000     1.44%                        3/8/2005      4,000,000
  5,000,000     2.23%                        7/6/2005      5,000,000
  5,000,000   FNMA
                1.65%                       5/16/2005      5,000,000
--------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT SECURITIES
                 (COST $17,999,045)                     $ 17,999,045
--------------------------------------------------------------------
COMMERCIAL PAPER -- 63.5%
ASSET BACKED -- 3.1%
$10,000,000   Sheffield Receivables Corp.
                1.24%                        7/1/2004   $ 10,000,000
--------------------------------------------------------------------
FINANCIAL -- 21.3%
CAPITAL MARKETS -- 3.1%
$ 5,000,000   Goldman Sachs Group, Inc.
                1.25%                        7/2/2004   $  4,999,827
  5,000,000   J.P. Morgan Chase & Co.
                1.18%                       7/13/2004      4,998,033
                                                        ------------
                                                           9,997,860
--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.0%
  5,000,000   Citigroup Global Markets
               Hldgs., Inc.
                1.15% (1)                    7/1/2004      5,000,000
  5,000,000   Credit Suisse First Boston
                1.20%                       7/21/2004      4,996,667
                                                        ------------
                                                           9,996,667
--------------------------------------------------------------------
FINANCE COMPANIES -- 3.0%
              Private Export Funding Corp.
  5,000,000     1.05%                       7/13/2004      4,998,250
  5,000,000     1.05%                       8/24/2004      4,992,125
                                                        ------------
                                                           9,990,375
--------------------------------------------------------------------
FINANCIAL-BANKS -- 6.1%
  5,000,000   Dexia Delaware LLC
                1.29%                       7/29/2004      4,994,983
  5,000,000   HVB Finance
                1.22%                       7/26/2004      4,995,764
 10,000,000   Societe Generale NA
                1.43%                        7/1/2004     10,000,000
                                                        ------------
                                                          19,990,747
--------------------------------------------------------------------

--------------------------------------------------------------------
Principal                                    Maturity
Amount                                           Date          Value
--------------------------------------------------------------------
FINANCIAL-OTHER -- 6.1%
$10,000,000   American General Fin. Corp.
                1.19%                       7/12/2004   $  9,996,364
  5,000,000   Barton Capital Corp.
                1.20%                       7/12/2004      4,998,166
  5,000,000   Govco, Inc.
                1.30%                       7/21/2004      4,996,389
                                                        ------------
                                                          19,990,919
--------------------------------------------------------------------
              TOTAL FINANCIAL                             69,966,568
--------------------------------------------------------------------
INDUSTRIAL -- 39.1%
AUTO COMPONENTS -- 3.1%
$10,000,000   Johnson Controls, Inc.
                1.50%                        7/1/2004   $ 10,000,000
--------------------------------------------------------------------
AUTOMOBILES -- 3.1%
 10,000,000   BMW US Capital Corp.
                1.45%                        7/1/2004     10,000,000
--------------------------------------------------------------------
BEVERAGE -- 2.2%
              Coca-Cola Enterprises, Inc.
  2,250,000     1.25%                       7/21/2004      2,248,438
  5,000,000     1.26%                       7/26/2004      4,995,625
                                                        ------------
                                                           7,244,063
--------------------------------------------------------------------
CHEMICALS -- 3.1%
 10,000,000   Air Products & Chemicals
                1.43%                        7/1/2004     10,000,000
--------------------------------------------------------------------
EDUCATION -- 1.5%
  5,000,000   Northwestern University
                1.18%                        7/6/2004      4,999,181
--------------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 1.8%
  6,000,000   Wal-Mart Stores, Inc.
                1.23%                        7/7/2004      5,998,770
--------------------------------------------------------------------
FOOD PRODUCTS -- 3.1%
              Sara Lee Corp.
  5,000,000     1.10%                        7/1/2004      5,000,000
  5,000,000     1.45%                        7/2/2004      4,999,799
                                                        ------------
                                                           9,999,799
--------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.5%
  5,000,000   Medtronic, Inc.
                1.19%                        7/6/2004      4,999,174
--------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.1%
 10,000,000   Fortune Brands, Inc.
                1.43%                        7/1/2004     10,000,000
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.0%
              Procter & Gamble Co.
  5,000,000     1.15%                       7/14/2004      4,997,924
  5,000,000     1.42%                        7/1/2004      5,000,000
                                                        ------------
                                                           9,997,924
--------------------------------------------------------------------
MEDIA -- 3.1%
 10,069,000   Gannett Co., Inc.
                1.22%                        7/9/2004     10,066,270
--------------------------------------------------------------------
METALS AND MINING -- 1.5%
  5,000,000   Rio Tinto Ltd.
                1.20%                        7/8/2004      4,998,833
--------------------------------------------------------------------
MULTILINE RETAIL -- 3.0%
 10,000,000   Target Corp.
                1.30%                        7/7/2004      9,997,833
--------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 3.0%
 10,000,000   Boston Edison Co.
                1.30%                        7/6/2004      9,998,194
--------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Cash Fund, Inc.

June 30, 2004 (Unaudited)


--------------------------------------------------------------------
Principal                                    Maturity
Amount                                           Date          Value
--------------------------------------------------------------------
OIL AND GAS -- 3.0%
              Koch Industries
$ 5,000,000     1.19%                       7/15/2004   $  4,997,686
  5,000,000     1.41%                        7/1/2004      5,000,000
                                                        ------------
                                                           9,997,686
--------------------------------------------------------------------
              TOTAL INDUSTRIAL                           128,297,727
--------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
                 (COST $208,264,295)                     208,264,295
--------------------------------------------------------------------
FLOATING RATE NOTES AND BONDS -- 17.4%
Principal                                       Reset
Amount                                          Date*          Value
--------------------------------------------------------------------
CALIFORNIA -- 1.2%
$ 4,000,000   California Housing Fin.
                Agency
                1.16%                       7/14/2004   $  4,000,000
--------------------------------------------------------------------
COLORADO -- 3.3%
              Colorado Housing & Fin.
                Auth.
  5,745,000     1.15%                       7/14/2004      5,745,000
  5,000,000     1.15%                       7/14/2004      5,000,000
                                                        ------------
                                                          10,745,000
--------------------------------------------------------------------
CONNECTICUT -- 0.8%
  2,500,000   Connecticut St. Housing &
                Fin. Auth.
                1.12%                        7/8/2004      2,500,000
--------------------------------------------------------------------
FINANCIAL-OTHER -- 2.4%
  8,000,000   Countrywide Home Loan
                1.684%                      9/24/2004      8,000,380
--------------------------------------------------------------------
FLORIDA -- 0.6%
  2,000,000   Miami Dade Cnty. Florida
                Aviation
                1.45%                       7/14/2004      2,000,000
--------------------------------------------------------------------
MICHIGAN -- 1.2%
  4,000,000   Michigan St. Housing Dev.
                Auth.
                1.15%                       7/14/2004      4,000,000
--------------------------------------------------------------------

--------------------------------------------------------------------
Principal                                       Reset
Amount                                          Date*          Value
--------------------------------------------------------------------
NEW YORK -- 4.0%
$13,120,000   New York City Transitional
                1.15%                       7/14/2004   $ 13,120,000
--------------------------------------------------------------------
UTAH -- 3.9%
              Utah Housing Corp. Single
                Family
  3,235,000     1.15%                       7/14/2004      3,235,000
  4,195,000     1.15%                       7/14/2004      4,195,000
              Utah St. Housing Fin. Agency
  2,945,000     1.15%                       7/14/2004      2,945,000
  2,290,000     1.15%                       7/14/2004      2,290,000
                                                        ------------
                                                          12,665,000
--------------------------------------------------------------------
              TOTAL FLOATING RATE NOTES AND BONDS
                 (COST $57,030,380)                       57,030,380
--------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.7%
Principal
Amount                                                         Value
--------------------------------------------------------------------
$35,084,000   State Street Bank and Trust
              Co.
              repurchase agreement,
              dated 6/30/2004, maturity
              value $35,085,316 at
              1.35% due 7/1/2004 (1)
                (COST $35,084,000)                      $ 35,084,000
--------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
  (COST $327,869,611)                                    327,869,611
CASH, RECEIVABLES AND OTHER ASSETS
  LESS LIABILITIES -- 0.0%                                   157,003
--------------------------------------------------------------------
NET ASSETS -- 100%                                      $328,026,614
--------------------------------------------------------------------

 *  Floating rate note. The rate shown is the rate in effect at June 30, 2004.

(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Cash Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)
------------------------------------------------------------

ASSETS
  Investments, at market (cost* $327,869,611)    $292,785,611
  Repurchase agreements                            35,084,000
                                                 ------------
    TOTAL INVESTMENTS                             327,869,611

  Cash                                                    371
  Interest receivable                                 459,288
  Receivable for fund shares sold                      88,369
  Other assets                                          3,221
                                                 ------------
    TOTAL ASSETS                                  328,420,860
                                                 ------------

LIABILITIES
  Payable for fund shares redeemed                    190,630
  Accrued expenses                                     55,898
  Due to GIS                                          147,718
                                                 ------------
    TOTAL LIABILITIES                                 394,246
                                                 ------------
    NET ASSETS                                   $328,026,614
                                                 ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                          $  3,280,266
  Additional paid-in capital                      324,746,348
                                                 ------------
    NET ASSETS                                   $328,026,614
                                                 ============
SHARES OUTSTANDING--$0.10 PAR VALUE                32,802,661
                                                 ============
NET ASSET VALUE PER SHARE                        $      10.00
                                                 ============


STATEMENT OF OPERATIONS

Six Months Ended
June 30, 2004 (Unaudited)
------------------------------------------------------------

INVESTMENT INCOME
  Interest                                         $1,803,532
                                                   ----------

  EXPENSES:
    Investment advisory fees--Note B                  815,682
    Custodian fees                                     46,229
    Printing expense                                   28,195
    Directors' fees--Note B                            15,798
    Other                                              32,253
                                                   ----------
      Total Expenses                                  938,157
                                                   ----------
    NET INVESTMENT INCOME, REPRESENTING NET
      INCREASE IN NET ASSETS FROM OPERATIONS       $  865,375
                                                   ==========

* Includes repurchase agreement.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Cash Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                                        SIX MONTHS ENDED                YEAR ENDED
                                                                          JUNE 30, 2004              DECEMBER 31, 2003
                                                                           (UNAUDITED)                   (AUDITED)
                                                                        -----------------            -----------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                                                 $    865,375                 $   2,983,035
                                                                          ------------                 -------------

  DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income                                                     (865,375)                   (2,983,035)
                                                                          ------------                 -------------

  FROM CAPITAL SHARE TRANSACTIONS:
    Net decrease in net assets from capital share
      transactions--Note G                                                 (28,244,735)                 (136,441,616)
                                                                          ------------                 -------------
  NET DECREASE IN NET ASSETS                                               (28,244,735)                 (136,441,616)

NET ASSETS:
Beginning of period                                                        356,271,349                   492,712,965
                                                                          ------------                 -------------
End of period                                                             $328,026,614                 $ 356,271,349
                                                                          ============                 =============

--------------------------------------------------------------------------------
See notes to financial statements.

/ /  The Guardian Cash Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (Unaudited)


NOTE A.  ORGANIZATION AND ACCOUNTING POLICIES

     The Guardian Cash Fund, Inc. (the Fund or GCF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

     Shares of GCF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) during the reporting period. Actual results could differ from those estimates.

     Significant accounting policies of the Fund are as follows:

Investments

     Repurchase agreements are carried at cost which approximates market value (see Note C). GCF values its investments based on amortized cost which approximates market value in accordance with Rule 2a-7 under the 1940 Act.

     Investment transactions are recorded on the date of purchase or sale.

Dividend Distributions

     Dividends from net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month. All dividends and distributions are credited in the form of additional shares of GCF.

     Distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

     GCF has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE B.  INVESTMENT ADVISORY AGREEMENT AND PAYMENTS TO OR FROM RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund.

     The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

NOTE C.  REPURCHASE AGREEMENTS

     The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GCF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GCF maintains the right to sell the collateral and may claim any resulting loss against the seller.

/ /  The Guardian Cash Fund, Inc.

June 30, 2004 (Unaudited)


NOTE D.  TRANSACTIONS IN CAPITAL STOCK

     There are 100,000,000 shares of $0.10 par value capital stock authorized for GCF.

     Transactions in capital stock were as follows:

                                                    Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                                      June 30, 2004     December 31, 2003     June 30, 2004     December 31, 2003
                                                       (Unaudited)          (Audited)          (Unaudited)          (Audited)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              8,914,031          45,759,464        $  89,140,305       $ 457,594,639
Shares issued in reinvestment of dividends                  86,537             298,303              865,375           2,983,035
Shares repurchased                                     (11,825,042)        (59,701,929)        (118,250,415)       (597,019,290)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE                                            (2,824,474)        (13,644,162)       $ (28,244,735)      $(136,441,616)
---------------------------------------------------------------------------------------------------------------------------------

/ /  The Guardian Cash Fund, Inc.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                              SIX MONTHS
                                                                 ENDED                YEAR ENDED DECEMBER 31, (AUDITED)
                                                             JUNE 30, 2004   ----------------------------------------------------
                                                              (UNAUDITED)      2003       2002       2001       2000       1999
                                                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................    $  10.00      $  10.00   $  10.00   $  10.00   $  10.00   $  10.00
                                                               --------      --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income....................................        0.03          0.07       0.12       0.35       0.59       0.47

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                           (0.03)        (0.07)     (0.12)     (0.35)     (0.59)     (0.47)
                                                               --------      --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.............................    $  10.00      $  10.00   $  10.00   $  10.00   $  10.00   $  10.00
                                                               --------      --------   --------   --------   --------   --------
TOTAL RETURN*..............................................        0.26%(a)      0.66%      1.25%      3.58%      6.01%      4.77%
                                                               --------      --------   --------   --------   --------   --------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)................    $328,027      $356,271   $492,713   $515,223   $423,038   $484,128
  Ratio of expenses to average net assets..................        0.58%(b)      0.56%      0.55%      0.55%      0.54%      0.53%
  Ratio of net investment income to average net assets.....        0.53%(b)      0.67%      1.24%      3.43%      5.85%      4.68%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts.
   Inclusion of such charges would reduce the total returns for all periods shown.

(a) Not Annualized.

(b) Annualized.

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ /  The Guardian Cash Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, is available without charge upon request by calling 800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission's website at www.sec.gov.
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders follows.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)    Not applicable.
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(a)(2) Separate certifications by the registrant's certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.
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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc.





By:      /s/ Thomas G. Sorell
         ----------------------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     August 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By:      /s/ Thomas G. Sorell
         ----------------------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     August 27, 2004





By:      /s/ Frank L. Pepe
         ----------------------------------------------
         Frank L. Pepe
         Vice President and Treasurer of
         The Guardian Cash Fund, Inc.


Date:     August 27, 2004